Financial Instruments (Details 3) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Currency risk
Statement [Line Items]
Net exposure	$ 409	$ (358,000)
Financial Liabilities Denominated in Foreign Currencies
Statement [Line Items]
Net exposure	(160)	(41,000)
Financial Assets Denominated in Foreign Currencies
Statement [Line Items]
Net exposure	$ 569	$ 399,000